Summary of Significant Accounting Policies (Details 6) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Schedule of revenues by segments [Abstract]
Shipping and management agency services	$ 206,845	$ 500,000	$ 2,105,651	$ 2,093,680
Inland transportation management services				1,469,799
Freight logistics services	929,954	1,242,142	4,368,596	37,725,136
Container trucking services		44,084	61,709	482,432
Total	$ 1,136,799	$ 1,786,226	$ 6,535,956	$ 41,771,047